Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Disclosure Significant Accounting Policies Tables Abstract
Schedule of Dilutive securities were excluded from the computation of diluted loss per share

The table below shows the number of outstanding stock options and warrants as of December 31, 2018 and June 30, 2018:

	December 31, 2018	June 30, 2018
	Number of Shares	Number of Shares
Stock Options	5,550,000	5,150,000
Warrants	216,440,548	4,774,015
Total	221,990,548	9,924,015

The following potentially dilutive securities were excluded from the computation of diluted loss per share for the years ended June 30, 2017 and 2018:

	2017	2018
	Number of Shares (Thousands)	Number of Shares (Thousands)
Stock Options	4,000	5,150
Warrants	6,174	4,774
Total	10,174	9,924